OTHER OPERATING INCOME (Schedule of Other Operating Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other operating income [Abstract]
Rental income from premises	$ 3		$ 135
Other income	99	100	104
Other operating income	$ 102	$ 100	$ 239